Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of company’s net deferred tax assets

(In thousands)	December 31, 2024	December 31, 2023
Organizational costs/startup expenses	$1,432	$1,031
Deferred revenue	23	41
Section 174 - software development cost	2,187	1,097
Stock based compensation	453	164
Research credits	-	-
Other accruals	16	50
Fixed assets	-	-
Other	2	-
Net operating loss carryforward	4,894	2,202

Total deferred tax asset	9,008	4,585
Less: Valuation allowance	(5,498)	(871)

Deferred tax asset, net of valuation allowance	$3,510	$3,714

	December 31, 2024	December 31, 2023
Intangibles	$(3,508)	$(4,338)
Property, plant & equipment	(2)	(13)
Other		-
Capitalized research		-
Total deferred tax liabilities	(3,510)	(4,351)

Net Deferred Tax Asset (Liability)	$-	$(637)

Schedule of income tax provision

	Year ended December 31, 2024	Period from March 15, 2023 to December 31, 2023	Period from January 1, 2023 to March 14, 2023
Foreign
Current	$-	$-	$-
Deferred	-	-	4,054

Federal
Current	-	(7)	-
Deferred	(5,824)	(2,154)	(637)

State and Local
Current	2	19	-
Deferred	(164)	(506)	(273)
	(5,986)	(2,648)	3,144

Change in valuation allowance	5,350	(924)	(3,144)
Income tax expense/(benefit)	$(637)	$(3,572)	$-

Schedule of reconciliation of the federal income tax rate to the Company’s effective tax rate

	Successor		Predecessor
	Year ended December 31, 2024	Period from March 15, 2023 to December 31, 2023	Period from January 1, 2023 to March 14, 2023
Statutory federal income tax rate	21.00%	21.00%	21.00%
Incentive stock options	-%	-%	(0.30)%
Change in fair value of derivative warrant liabilities	(3.52)%	(2.18)%	-%
Goodwill impairment loss	-%	(14.34)%	-%
US-Foreign income tax rate difference	%	-%	1.30%
Permanent difference	(2.04)%	0.22%	0.07%
Cancellation of debt income	%	-%	(101.38)%
Rate differential on foreign earnings	0.44%	0.24%	-%
State taxes, net of federal tax benefit	(0.24)%	0.93%	3.49%
Current federal tax true-up	(1.27)%	0.01%	-%
Provision to return adjustments	%	-%	-%
Deferred only adjustment	%	-%	4.80%
Other	%	-%	(0.35)%
Valuation allowance	(11.20)%	0.88%	71.31%
Income tax provision	3.17%	6.76%	-%